Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Capital Structure
The capital structure as at March 31, 2022 and 2021 was as follows:

	As at March 31,
	2022	2021	% Change
Total equity attributable to the equity shareholders of the Company	$754,003	$684,092	10%
As percentage of total capital	100%	98%
Long-term debt (1)	—	16,800	(100)%
Total debt	$—	$16,800	(100)%
As percentage of total capital	—	2%

Total capital (debt and equity)	$754,003	$700,892	8%

Note:

(1)	Before netting off debt issuance cost of Nil and $52 as at March 31, 2022 and March 31, 2021, respectively.